Unaudited Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Share Capital Class A CNY (¥) shares		Share Capital Class A USD ($) shares		Share Capital Class B CNY (¥) shares	Share Capital Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2024		¥ 8,678						¥ 192,760		¥ (197)	¥ 593,691		¥ 1,789,250		¥ (37,666)		¥ 83,939		¥ 2,630,455
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	144,917		144,917
Balance (in Shares) at Dec. 31, 2024 | shares										3,404
Net (loss) income													(465,709)				(4,406)		(470,115)
Foreign currency translation															(472)				(472)
Disposal of subsidiaries								(3,399)			(47,313)		47,313		(18)		(86,801)		(90,218)
Subscriptions receivable for issuance of new shares						¥ 7,299													7,299
Subscriptions receivable for issuance of new shares (in Shares) | shares	[1]					125,000	125,000
Fair value changes															(2,477)				(2,477)
Share-based compensation								15,823											15,823
Exercise of restricted share units		¥ 1,571						(1,571)
Exercise of restricted share units (in Shares) | shares	[1]	27,000		27,000
Balance at Jun. 30, 2025		¥ 10,249				¥ 7,299		203,613		¥ (197)	546,378		1,370,854		(40,633)		(7,268)		2,090,295
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	171,917		171,917		125,000	125,000
Balance (in Shares) at Jun. 30, 2025 | shares										3,404
Balance at Dec. 31, 2024		¥ 8,678						192,760		¥ (197)	593,691		1,789,250		(37,666)		83,939		2,630,455
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	144,917		144,917
Balance (in Shares) at Dec. 31, 2024 | shares										3,404
Balance at Dec. 31, 2025		¥ 38,877				¥ 21,373		401,928			343,026		(235,471)		(91,213)		(7,384)		¥ 471,136
Balance (in Shares) at Dec. 31, 2025 | shares		671,806	[1]	671,806	[1]	375,000	375,000
Balance (in Shares) at Dec. 31, 2025 | shares
Net (loss) income													48,283				(207)		¥ 48,076	$ 7,085
Foreign currency translation													116,770		(119,766)				(2,996)
Subscriptions receivable for issuance of new shares
Par value amendment		(332,383)				(14,070)		346,453
Issuance of new shares		¥ 286,285						429,428											715,713
Issuance of new shares (in shares) | shares	[1]	5,128,942		5,128,942
Fair value changes															(195,603)				(195,603)
Conversion of Class B to Class A ordinary shares		¥ 7,299				¥ (7,299)
Conversion of Class B to Class A ordinary shares (in Shares) | shares		125,000	[1]	125,000	[1]	(125,000)	(125,000)
Balance at Jun. 30, 2026		¥ 78		$ 11		¥ 4	$ 1	¥ 1,177,809	$ 173,588		¥ 343,026	$ 50,556	¥ (70,418)	$ (10,378)	¥ (406,582)	$ (59,923)	¥ (7,591)	$ (1,119)	¥ 1,036,326	$ 152,736
Balance (in Shares) at Jun. 30, 2026 | shares		5,925,748	[1]	5,925,748	[1]	250,000	250,000
Balance (in Shares) at Jun. 30, 2026 | shares

[1]	The amount of share capital as of December 31, 2025 is not retrospectively adjusted and the number of shares as of that date is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.